Related-Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Summary of Transactions with Related Parties	The Company had transactions with related parties as follows:

	Three Months Ended March 31,
	2015	2014
Revenue	$987	$1,822
The Company had transactions with related parties as follows:

	Years Ended December 31,
	2014	2013
Revenue	$7,288	$7,288
Selling, general and administrative expense	$500	$—